UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Decemer 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fine Capital Partners, L.P.
Address: 590 Madison Avenue
         5th Floor
         New York, New York  10022

13F File Number:  28-11775

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Debra Fine
Title:     Manager of the General Partner
Phone:     212.492.8200

Signature, Place, and Date of Signing:

     Debra Fine     New York, New York     February 17, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $239,542 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN WOODMARK CORP         COM              030506109     3296   180777 SH       SOLE                   180777
ASSET ACCEP CAP CORP           COM              04543P100     5739  1123000 SH       SOLE                  1123000
BE AEROSPACE INC               COM              073302101     2452   318800 SH       SOLE                   318800
BLOCKBUSTER INC                CL A             093679108     7872  6247400 SH       SOLE                  6247400
BOARDWALK PIPELINE PARTNERS    UT LTD PARTNER   096627104     1689    95000 SH       SOLE                    95000
BRUNSWICK CORP                 COM              117043109     8840  2099700 SH       SOLE                  2099700
CENTRAL EUROPEAN MEDIA ENTRP   CL A NEW         G20045202     2389   110000 SH       SOLE                   110000
CNA FINL CORP                  COM              126117100      353    21500 SH       SOLE                    21500
COINSTAR INC                   COM              19259P300    27918  1430945 SH       SOLE                  1430945
COMCAST CORP NEW               CL A             20030N101    20624  1221813 SH       SOLE                  1221813
COMMERCIAL METALS CO           COM              201723103     5613   472900 SH       SOLE                   472900
CPI CORP                       COM              125902106     1311   374600 SH       SOLE                   374600
ENCORE CAP GROUP INC           COM              292554102     7481  1039000 SH       SOLE                  1039000
FIRST HORIZON NATL CORP        COM              320517105     3135   296600 SH       SOLE                   296600
HARTE-HANKS INC                COM              416196103     7001  1121900 SH       SOLE                  1121900
LIBERTY GLOBAL INC             COM SER A        530555101    10385   652333 SH       SOLE                   652333
LIBERTY MEDIA CORP NEW         ENT COM SER A    53071M500     6730   385000 SH       SOLE                   385000
MACYS INC                      COM              55616P104     8535   824600 SH       SOLE                   824600
MBIA INC                       COM              55262C100    23850  5860020 SH       SOLE                  5860020
MBIA INC                       COM              55262C100      285   557600 SH  CALL SOLE                   557600
MF GLOBAL LTD                  SHS              G60642108     8496  4164700 SH       SOLE                  4164700
PHH CORP                       COM NEW          693320202    20109  1579630 SH       SOLE                  1579630
POLYONE CORP                   COM              73179P106    18052  5730900 SH       SOLE                  5730900
QUANEX BUILDING PRODUCTS COR   COM              747619104     4851   517700 SH       SOLE                   517700
RADIO ONE INC                  CL D NON VTG     75040P405     1741  7912898 SH       SOLE                  7912898
RELIANCE STEEL & ALUMINUM CO   COM              759509102     5192   260400 SH       SOLE                   260400
SLM CORP                       COM              78442P106     3150   353900 SH       SOLE                   353900
TICKETMASTER ENTMT INC         COM              88633P302     5013   780900 SH       SOLE                   780900
VALUEVISION MEDIA INC          CL A             92047K107      753  2280396 SH       SOLE                  2280396
YAHOO INC                      COM              984332106    16687  1367827 SH       SOLE                  1367827